Income Taxes - Disclosure of information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Income Taxes [Abstract]
Net loss before tax	$ (15,270,556)	$ (11,099,272)
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery)	$ (4,123,050)	$ (2,996,803)
Change in deferred tax assets not recognized	3,225,494	2,609,664
Share issuance costs	(1,592,305)	(1,050,315)
Foreign exchange	(162,461)	115,704
Change in estimate	(221,471)	44,284
Tax effect of spinout	(461,450)	0
Non-deductible items and other	3,335,243	1,277,466
Total income tax expense (recovery)	$ 0	$ 0